Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.61%
Aerospace & Defense–1.05%
General Dynamics Corp.	562,833	$82,590,114
Raytheon Technologies Corp.	1,336,994	75,780,820
		158,370,934
Agricultural & Farm Machinery–0.87%
Deere & Co.	746,456	131,607,657
Air Freight & Logistics–1.40%
United Parcel Service, Inc., Class B	1,483,473	211,780,606
Apparel Retail–1.29%
TJX Cos., Inc. (The)	3,740,475	194,467,295
Apparel, Accessories & Luxury Goods–0.46%
Columbia Sportswear Co.	905,888	68,702,546
Asset Management & Custody Banks–0.16%
Federated Hermes, Inc., Class B	893,187	23,544,409
Brewers–3.55%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,655,365	198,015,181
Heineken N.V. (Netherlands)	3,470,245	337,438,470
		535,453,651
Construction Machinery & Heavy Trucks–1.25%
Cummins, Inc.	976,136	188,648,043
Consumer Finance–0.98%
American Express Co.	1,588,964	148,282,121
Data Processing & Outsourced Services–1.11%
Automatic Data Processing, Inc.	1,264,811	168,106,030
Diversified Chemicals–0.77%
BASF SE (Germany)	2,104,354	116,531,589
Electric Utilities–11.63%
American Electric Power Co., Inc.	2,075,601	180,328,215
Duke Energy Corp.	2,138,574	181,222,761
Entergy Corp.	4,859,864	510,917,502
Exelon Corp.	7,228,732	279,101,342
PPL Corp.	13,780,040	366,824,665
SSE PLC (United Kingdom)	13,818,070	236,480,743
		1,754,875,228
Electrical Components & Equipment–2.57%
ABB Ltd. (Switzerland)	10,642,448	266,590,803
Emerson Electric Co.	1,948,141	120,804,223
		387,395,026
Fertilizers & Agricultural Chemicals–0.37%
Nutrien Ltd. (Canada)	1,691,585	55,087,489
Food Distributors–0.92%
Sysco Corp.	2,638,764	139,458,677
General Merchandise Stores–1.70%
Target Corp.	2,033,945	256,032,997
Shares		Value
Household Products–6.20%
Kimberly-Clark Corp.	2,659,495	$404,349,620
Procter & Gamble Co. (The)	4,055,904	531,810,132
		936,159,752
Industrial Conglomerates–2.26%
3M Co.	1,258,673	189,392,526
Siemens AG (Germany)	1,185,380	151,893,913
		341,286,439
Industrial Machinery–2.99%
Flowserve Corp.(b)	7,654,876	213,341,394
Pentair PLC	2,806,827	120,272,537
Stanley Black & Decker, Inc.	764,620	117,231,539
		450,845,470
Integrated Oil & Gas–2.47%
Suncor Energy, Inc. (Canada)	5,523,561	86,887,476
TOTAL S.A. (France)(c)	7,703,062	286,002,260
		372,889,736
Integrated Telecommunication Services–3.19%
AT&T, Inc.	9,855,284	291,519,301
Deutsche Telekom AG (Germany)	11,317,245	189,504,490
		481,023,791
IT Consulting & Other Services–0.76%
International Business Machines Corp.	936,990	115,193,551
Motorcycle Manufacturers–1.06%
Harley-Davidson, Inc.	6,156,829	160,262,259
Movies & Entertainment–0.79%
Walt Disney Co. (The)	1,017,509	118,987,502
Multi-line Insurance–2.66%
Hartford Financial Services Group, Inc. (The)	9,482,092	401,282,133
Multi-Utilities–5.75%
Consolidated Edison, Inc.	1,855,358	142,547,155
Dominion Energy, Inc.	5,522,698	447,504,219
Sempra Energy	2,227,321	277,212,372
		867,263,746
Oil & Gas Equipment & Services–0.62%
Baker Hughes Co., Class A	6,057,619	93,832,518
Oil & Gas Exploration & Production–1.20%
ConocoPhillips	4,855,878	181,561,278
Packaged Foods & Meats–11.83%
Campbell Soup Co.	8,277,518	410,316,567
General Mills, Inc.	9,422,774	596,178,911
Kraft Heinz Co. (The)	4,073,298	140,039,985
Mondelez International, Inc., Class A	6,375,222	353,761,069
Nestle S.A. (Switzerland)	2,409,721	285,492,320
		1,785,788,852

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Paper Packaging–2.32%
Avery Dennison Corp.	708,262	$80,274,415
International Paper Co.	4,370,829	152,061,141
Sonoco Products Co.	2,270,402	117,470,599
		349,806,155
Personal Products–1.60%
L’Oreal S.A. (France)	722,107	241,852,042
Pharmaceuticals–7.77%
Bayer AG (Germany)	3,007,891	200,277,874
Bristol-Myers Squibb Co.	3,273,267	192,009,842
Eli Lilly and Co.	1,752,349	263,360,531
Johnson & Johnson	1,821,632	265,521,081
Merck & Co., Inc.	3,137,734	251,771,776
		1,172,941,104
Property & Casualty Insurance–1.71%
Travelers Cos., Inc. (The)	2,257,594	258,313,906
Regional Banks–6.59%
Comerica, Inc.	2,996,151	115,411,737
Cullen/Frost Bankers, Inc.	1,517,078	109,320,641
Fifth Third Bancorp	6,922,948	137,489,747
KeyCorp	4,241,942	50,945,723
M&T Bank Corp.	2,462,609	260,913,424
PNC Financial Services Group, Inc. (The)	1,054,673	112,501,969
Zions Bancorporation N.A.	6,425,518	208,636,569
		995,219,810
Restaurants–0.20%
Darden Restaurants, Inc.	402,600	30,557,340
Soft Drinks–2.15%
Coca-Cola Co. (The)	6,867,667	324,428,589
Specialized REITs–1.59%
Weyerhaeuser Co.	8,654,989	240,695,244
Shares		Value
Specialty Chemicals–0.82%
DuPont de Nemours, Inc.	2,323,134	$124,241,206
Total Common Stocks & Other Equity Interests (Cost $11,913,369,269)		14,582,776,721
Money Market Funds–3.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(b)(d)	169,388,649	169,388,649
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(b)(d)	116,611,334	116,681,301
Invesco Treasury Portfolio, Institutional Class, 0.07%(b)(d)	184,218,083	184,218,083
Total Money Market Funds (Cost $470,235,268)		470,288,033
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $12,383,604,537)		15,053,064,754
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.29%
Invesco Private Government Fund, 0.06%(b)(d)(e)	33,348,443	33,348,443
Invesco Private Prime Fund, 0.15%(b)(d)(e)	11,113,925	11,116,147
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,464,351)		44,464,590
TOTAL INVESTMENTS IN SECURITIES–100.02% (Cost $12,428,068,888)		15,097,529,344
OTHER ASSETS LESS LIABILITIES—(0.02)%		(2,777,680)
NET ASSETS–100.00%		$15,094,751,664
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$354,815,044	$391,021,816	$(576,448,211)	$-	$-	$169,388,649	$1,849,984
Invesco Liquid Assets Portfolio, Institutional Class	253,537,145	281,814,268	(418,644,820)	(13,160)	(12,132)	116,681,301	1,648,608
Invesco Treasury Portfolio, Institutional Class	405,502,907	448,892,452	(670,177,276)	-	-	184,218,083	2,053,272
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$319,421,276	$(286,072,833)	$-	$-	$33,348,443	$11,958
Invesco Private Prime Fund	-	141,087,204	(129,978,177)	239	6,881	11,116,147	7,555
Investments in Other Affiliates:
Flowserve Corp.	372,228,297	6,320,281	(5,975,825)	(155,276,923)	(3,954,436)	213,341,394	4,571,047
Total	$1,386,083,393	$1,588,557,297	$(2,087,297,142)	$(155,289,844)	$(3,959,687)	$728,094,017	$10,142,424

(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/22/2020	Bank of America, N.A.	EUR	546,062,284	USD	632,769,876	$(11,135,427)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$12,072,697,036	$2,510,079,685	$—	$14,582,776,721
Money Market Funds	470,288,033	44,464,590	—	514,752,623
Total Investments in Securities	12,542,985,069	2,554,544,275	—	15,097,529,344
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(11,135,427)	—	(11,135,427)
Total Investments	$12,542,985,069	$2,543,408,848	$—	$15,086,393,917

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Diversified Dividend Fund